Segment Reporting - Schedule of Reportable Segment (Details)	12 Months Ended
Dec. 31, 2023
Cleaning service [Member]
Schedule of Reportable Segment [Line Items]
Reportable segments	Acting as a contractor to provide long-term cleaning service to the client, the cleaning services are mainly provided to the hotels and shopping mall, including the areas of toilet, common area, bin center, elevator and etc.
Manpower outsourcing services [Member]
Schedule of Reportable Segment [Line Items]
Reportable segments	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.